CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Acquisition cost	$ 10,924,539	$ 10,924,539
Treasury Shares [Member]
Equity [Abstract]
Shares issued (in shares)	41,734,225	41,734,225	41,734,225
Par value (in pesos per share)	$ 1	$ 1	$ 1
Percentage of share capital	5.25%	5.25%	5.25%
Acquisition cost	$ 10,924,539	$ 10,924,539	$ 10,924,539